FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans and Advances to Banks [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	£ 6,285	£ 4,247
Loans and advances, gross carrying amount, expected credit losses	2	1
Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	488,008	464,239
Loans and advances, gross carrying amount, expected credit losses	3,150	3,223
Loans and advances, loan commitments and financial guarantees	135,098	135,629
Loans and advances, loan commitments and financial guarantees, expected credit losses	193	273
Retail - Mortgages [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	288,235	291,021
Loans and advances, gross carrying amount, expected credit losses	459	384
Loans and advances, loan commitments and financial guarantees	12,141	11,853
Loans and advances, loan commitments and financial guarantees, expected credit losses	1	1
Retail - Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	53,447	50,640
Loans and advances, gross carrying amount, expected credit losses	1,154	1,111
Loans and advances, loan commitments and financial guarantees	63,414	63,406
Loans and advances, loan commitments and financial guarantees, expected credit losses	154	189
Commercial [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	101,890	100,820
Loans and advances, gross carrying amount, expected credit losses	1,476	1,440
Loans and advances, loan commitments and financial guarantees	59,297	60,083
Loans and advances, loan commitments and financial guarantees, expected credit losses	37	81
Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	44,436	21,758
Loans and advances, gross carrying amount, expected credit losses	61	288
Loans and advances, loan commitments and financial guarantees	246	287
Loans and advances, loan commitments and financial guarantees, expected credit losses	1	2
Stage 1 [member] | Loans and Advances to Banks [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	6,282	4,245
Loans and advances, gross carrying amount, expected credit losses	2	1
Stage 1 [member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	441,531	403,881
Loans and advances, gross carrying amount, expected credit losses	525	597
Loans and advances, loan commitments and financial guarantees	131,846	132,140
Loans and advances, loan commitments and financial guarantees, expected credit losses	123	147
Stage 1 [member] | Retail - Mortgages [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	257,797	251,707
Loans and advances, gross carrying amount, expected credit losses	37	30
Loans and advances, loan commitments and financial guarantees	12,026	11,690
Loans and advances, loan commitments and financial guarantees, expected credit losses	1	1
Stage 1 [member] | Retail - Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	47,363	44,557
Loans and advances, gross carrying amount, expected credit losses	352	394
Loans and advances, loan commitments and financial guarantees	61,284	61,139
Loans and advances, loan commitments and financial guarantees, expected credit losses	103	113
Stage 1 [member] | Commercial [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	92,002	90,341
Loans and advances, gross carrying amount, expected credit losses	93	101
Loans and advances, loan commitments and financial guarantees	58,290	59,024
Loans and advances, loan commitments and financial guarantees, expected credit losses	18	31
Stage 1 [member] | Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	44,369	17,276
Loans and advances, gross carrying amount, expected credit losses	43	72
Loans and advances, loan commitments and financial guarantees	246	287
Loans and advances, loan commitments and financial guarantees, expected credit losses	1	2
Stage 1 [member] | Good Quality [Member] | Loans and Advances to Banks [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	6,177	4,245
Loans and advances, gross carrying amount, expected credit losses	2	1
Stage 1 [member] | Good Quality [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	411,512	374,097
Loans and advances, gross carrying amount, expected credit losses	391	413
Loans and advances, loan commitments and financial guarantees	124,281	125,617
Loans and advances, loan commitments and financial guarantees, expected credit losses	109	105
Stage 1 [member] | Good Quality [Member] | Retail - Mortgages [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	257,740	251,663
Loans and advances, gross carrying amount, expected credit losses	37	30
Loans and advances, loan commitments and financial guarantees	12,024	11,690
Loans and advances, loan commitments and financial guarantees, expected credit losses	1	1
Stage 1 [member] | Good Quality [Member] | Retail - Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	44,314	40,951
Loans and advances, gross carrying amount, expected credit losses	279	276
Loans and advances, loan commitments and financial guarantees	60,379	60,305
Loans and advances, loan commitments and financial guarantees, expected credit losses	98	91
Stage 1 [member] | Good Quality [Member] | Commercial [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	65,089	64,207
Loans and advances, gross carrying amount, expected credit losses	32	35
Loans and advances, loan commitments and financial guarantees	51,632	53,335
Loans and advances, loan commitments and financial guarantees, expected credit losses	9	11
Stage 1 [member] | Good Quality [Member] | Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	44,369	17,276
Loans and advances, gross carrying amount, expected credit losses	43	72
Loans and advances, loan commitments and financial guarantees	246	287
Loans and advances, loan commitments and financial guarantees, expected credit losses	1	2
Stage 1 [member] | Satisfactory Quality [Member] | Loans and Advances to Banks [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	105
Stage 1 [member] | Satisfactory Quality [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	28,091	28,824
Loans and advances, gross carrying amount, expected credit losses	115	164
Loans and advances, loan commitments and financial guarantees	7,035	6,264
Loans and advances, loan commitments and financial guarantees, expected credit losses	12	38
Stage 1 [member] | Satisfactory Quality [Member] | Retail - Mortgages [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	57	44
Loans and advances, loan commitments and financial guarantees	2
Stage 1 [member] | Satisfactory Quality [Member] | Retail - Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2,562	3,203
Loans and advances, gross carrying amount, expected credit losses	65	104
Loans and advances, loan commitments and financial guarantees	532	801
Loans and advances, loan commitments and financial guarantees, expected credit losses	5	19
Stage 1 [member] | Satisfactory Quality [Member] | Commercial [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	25,472	25,577
Loans and advances, gross carrying amount, expected credit losses	50	60
Loans and advances, loan commitments and financial guarantees	6,501	5,463
Loans and advances, loan commitments and financial guarantees, expected credit losses	7	19
Stage 1 [member] | Lower Quality [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,513	684
Loans and advances, gross carrying amount, expected credit losses	15	15
Loans and advances, loan commitments and financial guarantees	136	252
Loans and advances, loan commitments and financial guarantees, expected credit losses	1	3
Stage 1 [member] | Lower Quality [Member] | Retail - Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	72	127
Loans and advances, gross carrying amount, expected credit losses	4	9
Loans and advances, loan commitments and financial guarantees	10	26
Loans and advances, loan commitments and financial guarantees, expected credit losses		2
Stage 1 [member] | Lower Quality [Member] | Commercial [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,441	557
Loans and advances, gross carrying amount, expected credit losses	11	6
Loans and advances, loan commitments and financial guarantees	126	226
Loans and advances, loan commitments and financial guarantees, expected credit losses	1	1
Stage 1 [member] | Below Standard, But Not Impaired [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	415	276
Loans and advances, gross carrying amount, expected credit losses	4	5
Loans and advances, loan commitments and financial guarantees	394	7
Loans and advances, loan commitments and financial guarantees, expected credit losses	1	1
Stage 1 [member] | Below Standard, But Not Impaired [Member] | Retail - Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	415	276
Loans and advances, gross carrying amount, expected credit losses	4	5
Loans and advances, loan commitments and financial guarantees	363	7
Loans and advances, loan commitments and financial guarantees, expected credit losses		1
Stage 1 [member] | Below Standard, But Not Impaired [Member] | Commercial [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, loan commitments and financial guarantees	31
Loans and advances, loan commitments and financial guarantees, expected credit losses	1
Stage 2 [member] | Loans and Advances to Banks [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3	2
Stage 2 [member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	25,345	37,245
Loans and advances, gross carrying amount, expected credit losses	994	1,148
Loans and advances, loan commitments and financial guarantees	3,112	3,315
Loans and advances, loan commitments and financial guarantees, expected credit losses	64	126
Stage 2 [member] | Retail - Mortgages [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	13,654	20,109
Loans and advances, gross carrying amount, expected credit losses	226	236
Loans and advances, loan commitments and financial guarantees	20	50
Stage 2 [member] | Retail - Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	5,087	5,210
Loans and advances, gross carrying amount, expected credit losses	436	404
Loans and advances, loan commitments and financial guarantees	2,091	2,206
Loans and advances, loan commitments and financial guarantees, expected credit losses	51	76
Stage 2 [member] | Commercial [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	6,592	7,765
Loans and advances, gross carrying amount, expected credit losses	325	382
Loans and advances, loan commitments and financial guarantees	1,001	1,059
Loans and advances, loan commitments and financial guarantees, expected credit losses	13	50
Stage 2 [member] | Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	12	4,161
Loans and advances, gross carrying amount, expected credit losses	7	126
Stage 2 [member] | Good Quality [Member] | Loans and Advances to Banks [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3	2
Stage 2 [member] | Good Quality [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	13,627	20,587
Loans and advances, gross carrying amount, expected credit losses	232	278
Loans and advances, loan commitments and financial guarantees	1,877	2,017
Loans and advances, loan commitments and financial guarantees, expected credit losses	28	37
Stage 2 [member] | Good Quality [Member] | Retail - Mortgages [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	10,784	17,599
Loans and advances, gross carrying amount, expected credit losses	141	169
Loans and advances, loan commitments and financial guarantees	19	50
Stage 2 [member] | Good Quality [Member] | Retail - Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2,737	2,711
Loans and advances, gross carrying amount, expected credit losses	89	92
Loans and advances, loan commitments and financial guarantees	1,858	1,908
Loans and advances, loan commitments and financial guarantees, expected credit losses	28	37
Stage 2 [member] | Good Quality [Member] | Commercial [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	100	210
Loans and advances, gross carrying amount, expected credit losses	1	1
Loans and advances, loan commitments and financial guarantees		59
Stage 2 [member] | Good Quality [Member] | Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	6	67
Loans and advances, gross carrying amount, expected credit losses	1	16
Stage 2 [member] | Satisfactory Quality [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	6,323	11,300
Loans and advances, gross carrying amount, expected credit losses	226	391
Loans and advances, loan commitments and financial guarantees	850	798
Loans and advances, loan commitments and financial guarantees, expected credit losses	17	43
Stage 2 [member] | Satisfactory Quality [Member] | Retail - Mortgages [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,709	1,359
Loans and advances, gross carrying amount, expected credit losses	34	24
Loans and advances, loan commitments and financial guarantees	1
Stage 2 [member] | Satisfactory Quality [Member] | Retail - Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,158	1,377
Loans and advances, gross carrying amount, expected credit losses	100	123
Loans and advances, loan commitments and financial guarantees	156	221
Loans and advances, loan commitments and financial guarantees, expected credit losses	10	15
Stage 2 [member] | Satisfactory Quality [Member] | Commercial [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3,450	4,470
Loans and advances, gross carrying amount, expected credit losses	86	134
Loans and advances, loan commitments and financial guarantees	693	577
Loans and advances, loan commitments and financial guarantees, expected credit losses	7	28
Stage 2 [member] | Satisfactory Quality [Member] | Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	6	4,094
Loans and advances, gross carrying amount, expected credit losses	6	110
Stage 2 [member] | Lower Quality [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3,535	3,205
Loans and advances, gross carrying amount, expected credit losses	280	232
Loans and advances, loan commitments and financial guarantees	324	379
Loans and advances, loan commitments and financial guarantees, expected credit losses	8	18
Stage 2 [member] | Lower Quality [Member] | Retail - Mortgages [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	262	290
Loans and advances, gross carrying amount, expected credit losses	9	7
Stage 2 [member] | Lower Quality [Member] | Retail - Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	285	299
Loans and advances, gross carrying amount, expected credit losses	40	42
Loans and advances, loan commitments and financial guarantees	27	32
Loans and advances, loan commitments and financial guarantees, expected credit losses	3	4
Stage 2 [member] | Lower Quality [Member] | Commercial [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	2,988	2,616
Loans and advances, gross carrying amount, expected credit losses	231	183
Loans and advances, loan commitments and financial guarantees	297	347
Loans and advances, loan commitments and financial guarantees, expected credit losses	5	14
Stage 2 [member] | Below Standard, But Not Impaired [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,860	2,153
Loans and advances, gross carrying amount, expected credit losses	256	247
Loans and advances, loan commitments and financial guarantees	61	121
Loans and advances, loan commitments and financial guarantees, expected credit losses	11	28
Stage 2 [member] | Below Standard, But Not Impaired [Member] | Retail - Mortgages [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	899	861
Loans and advances, gross carrying amount, expected credit losses	42	36
Stage 2 [member] | Below Standard, But Not Impaired [Member] | Retail - Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	907	823
Loans and advances, gross carrying amount, expected credit losses	207	147
Loans and advances, loan commitments and financial guarantees	50	45
Loans and advances, loan commitments and financial guarantees, expected credit losses	10	20
Stage 2 [member] | Below Standard, But Not Impaired [Member] | Commercial [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	54	469
Loans and advances, gross carrying amount, expected credit losses	7	64
Loans and advances, loan commitments and financial guarantees	11	76
Loans and advances, loan commitments and financial guarantees, expected credit losses	1	8
Stage 3 [member] | Credit Impaired [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	5,741	5,140
Loans and advances, gross carrying amount, expected credit losses	1,553	1,446
Loans and advances, loan commitments and financial guarantees	50	61
Loans and advances, loan commitments and financial guarantees, expected credit losses	6
Stage 3 [member] | Credit Impaired [Member] | Retail - Mortgages [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	1,393	1,232
Loans and advances, gross carrying amount, expected credit losses	118	86
Loans and advances, loan commitments and financial guarantees	5
Stage 3 [member] | Credit Impaired [Member] | Retail - Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	997	873
Loans and advances, gross carrying amount, expected credit losses	366	313
Loans and advances, loan commitments and financial guarantees	39	61
Stage 3 [member] | Credit Impaired [Member] | Commercial [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	3,296	2,714
Loans and advances, gross carrying amount, expected credit losses	1,058	957
Loans and advances, loan commitments and financial guarantees	6
Loans and advances, loan commitments and financial guarantees, expected credit losses	6
Stage 3 [member] | Credit Impaired [Member] | Other [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	55	321
Loans and advances, gross carrying amount, expected credit losses	11	90
Purchased or originated credit-impaired [member] | Credit Impaired [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	15,391	17,973
Loans and advances, gross carrying amount, expected credit losses	78	32
Loans and advances, loan commitments and financial guarantees	90	113
Purchased or originated credit-impaired [member] | Credit Impaired [Member] | Retail - Mortgages [Member] | Loans and advances to customers [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Neither Past Due Nor Impaired [Line Items]
Loans and advances, gross carrying amount	15,391	17,973
Loans and advances, gross carrying amount, expected credit losses	78	32
Loans and advances, loan commitments and financial guarantees	£ 90	£ 113